UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual report
John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Closed-end international equity
Ticker: HTY
April 30, 2021

A message to shareholders
Dear shareholders,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the world economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus in the United States, as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the overall optimism, there are still obstacles. Inflation is on the rise, some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	Fund's investments
10	Financial statements
13	Financial highlights
14	Notes to financial statements
21	Additional information
22	Shareholder meeting
23	More information
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide total return consisting of a high level of current income and gains and long-term capital appreciation. The fund will seek to achieve favorable after-tax returns for shareholders by seeking to minimize the U.S. federal income-tax consequences on income and gains generated by the fund.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The MSCI World Index is a free float-adjusted capitalization-weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
Texas Instruments, Inc.	2.7
BASF SE	2.3
Allianz SE	1.8
Microsoft Corp.	1.8
Hasbro, Inc.	1.8
AbbVie, Inc.	1.7
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7
Nutrien, Ltd.	1.6
IBM Corp.	1.6
Samsung Electronics Company, Ltd., GDR	1.6
TOTAL	18.6
Cash and cash equivalents are not included.
Notes about risk
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. The value of a company’s equity securities is subject to changes in its financial condition and overall market and economic conditions. The fund is subject to management risk, and its tax-advantaged dividend-paying equity strategy and options strategy may not work as intended. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. For the fiscal year ended October 31, 2020, the fund’s aggregate distributions included a tax return of capital of $0.29 per share, or 45% of aggregate distributions, which may increase the potential tax gain or decrease the potential tax loss of a subsequent sale of shares of the fund. See the financial highlights and notes to the financial statements for details of the return of capital and risks associated with distributions made by the fund.
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if an issuer, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. In addition, in volatile market environments the fund could be required to sell securities in its portfolio in order to comply with regulatory or other debt compliance requirements, which could negatively impact the fund’s performance.
Focusing on a particular industry or sector may increase the fund’s volatility and make it more susceptible to market, economic, and regulatory risks as well as other factors affecting those industries or sectors. The fund has significant exposure to the information technology, healthcare, consumer staples, utilities, and financials sectors. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of fund securities may negatively impact performance.
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
TOP 10 COUNTRIES AS OF 4/30/2021 (% of net assets)
United States	54.7
Germany	8.8
Canada	8.0
United Kingdom	7.0
France	5.3
Italy	3.2
Japan	2.7
Switzerland	2.4
Taiwan	1.7
South Korea	1.6
TOTAL	95.4
Cash and cash equivalents are not included.
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 98.1%		$71,955,292
(Cost $68,379,214)
Canada 8.0%		5,884,237
BCE, Inc.	16,600	784,656
Fortis, Inc.	12,000	535,297
Great-West Lifeco, Inc.	23,781	689,545
Nutrien, Ltd. (A)	21,900	1,208,661
Restaurant Brands International, Inc.	9,836	674,848
Rogers Communications, Inc., Class B	8,600	423,581
Royal Bank of Canada	9,600	916,223
TELUS Corp.	31,400	651,426
France 5.3%		3,848,240
AXA SA	26,789	756,656
Danone SA	5,746	405,607
Orange SA	56,693	706,010
Sanofi	9,400	985,517
TOTAL SE	22,500	994,450
Germany 8.8%		6,443,803
Allianz SE	5,153	1,337,806
BASF SE	21,200	1,708,535
Bayer AG	5,307	343,407
Deutsche Post AG	15,600	918,796
Deutsche Telekom AG	26,790	515,574
Muenchener Rueckversicherungs-Gesellschaft AG	3,400	982,376
Siemens AG	3,820	637,309
Ireland 0.5%		379,668
Medtronic PLC	2,900	379,668
Italy 3.2%		2,360,488
Assicurazioni Generali SpA	35,700	714,586
Snam SpA	193,200	1,087,146
Terna Rete Elettrica Nazionale SpA	75,800	558,756
Japan 2.7%		2,009,126
Takeda Pharmaceutical Company, Ltd.	31,400	1,048,775
Tokio Marine Holdings, Inc.	11,600	556,300
Toyota Motor Corp.	5,400	404,051
Norway 1.1%		817,844
Orkla ASA	40,000	407,725
Telenor ASA	23,021	410,119
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

	Shares	Value
Singapore 0.6%		$444,171
Singapore Exchange, Ltd.	56,700	444,171
South Korea 1.6%		1,184,345
Samsung Electronics Company, Ltd., GDR (B)	650	1,184,345
Spain 0.5%		394,590
Industria de Diseno Textil SA	11,090	394,590
Switzerland 2.4%		1,726,813
Nestle SA	4,400	525,055
Novartis AG	7,203	614,678
Roche Holding AG	1,800	587,080
Taiwan 1.7%		1,214,096
Taiwan Semiconductor Manufacturing Company, Ltd., ADR (A)	10,400	1,214,096
United Kingdom 7.0%		5,160,655
AstraZeneca PLC, ADR (A)	8,731	463,354
BAE Systems PLC	141,200	986,314
British American Tobacco PLC	22,000	816,274
British American Tobacco PLC, ADR (A)	7,300	273,823
Coca-Cola European Partners PLC (A)	7,700	437,514
GlaxoSmithKline PLC	39,500	729,950
National Grid PLC	43,050	542,669
Unilever PLC	15,548	910,757
United States 54.7%		40,087,216
AbbVie, Inc. (A)	11,400	1,271,100
Altria Group, Inc. (A)	23,400	1,117,350
Ameren Corp. (A)	5,700	483,588
American Electric Power Company, Inc. (A)	6,600	585,486
Amgen, Inc.	2,300	551,172
Analog Devices, Inc.	5,500	842,380
Apple, Inc. (A)	5,500	723,030
AT&T, Inc. (A)	20,900	656,469
BlackRock, Inc. (A)	500	409,650
Broadcom, Inc. (A)	1,845	841,689
Chevron Corp.	6,200	639,034
Cisco Systems, Inc. (A)	19,100	972,381
Dominion Energy, Inc. (A)	10,000	799,000
Dow, Inc. (A)	10,900	681,250
Duke Energy Corp. (A)	5,300	533,657
Eaton Corp. PLC (A)	4,900	700,357
Emerson Electric Company (A)	5,800	524,842
Entergy Corp. (A)	6,884	752,352
Evergy, Inc.	10,400	665,288
Hanesbrands, Inc. (A)	25,282	532,439
6	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Hasbro, Inc.	13,400	$1,332,630
IBM Corp. (A)	8,500	1,205,980
Intel Corp. (A)	7,231	415,999
Johnson & Johnson (A)	3,900	634,647
JPMorgan Chase & Co.	4,408	677,994
Kimberly-Clark Corp. (A)	5,500	733,260
KLA Corp. (A)	3,358	1,058,945
Las Vegas Sands Corp. (A)(C)	5,900	361,434
Lazard, Ltd., Class A	15,300	688,347
Leggett & Platt, Inc.	11,900	591,073
Lockheed Martin Corp. (A)	1,300	494,728
LyondellBasell Industries NV, Class A (A)	7,000	726,180
McDonald's Corp. (A)	2,100	495,768
Merck & Company, Inc.	10,000	745,000
MetLife, Inc. (A)	18,134	1,153,866
Microsoft Corp. (A)	5,300	1,336,554
MSC Industrial Direct Company, Inc., Class A	6,100	549,976
Omnicom Group, Inc.	7,087	582,977
PepsiCo, Inc. (A)	3,500	504,560
Pfizer, Inc. (A)	19,200	742,080
Philip Morris International, Inc. (A)	12,400	1,178,000
Phillips 66	6,300	509,733
Raytheon Technologies Corp.	5,200	432,848
T. Rowe Price Group, Inc.	2,683	480,794
Target Corp.	2,000	414,520
Texas Instruments, Inc. (A)	11,100	2,003,659
The Coca-Cola Company (A)	10,400	561,392
The Home Depot, Inc.	1,600	517,872
The PNC Financial Services Group, Inc.	2,800	523,460
The Procter & Gamble Company (A)	2,500	333,550
Truist Financial Corp. (A)	12,400	735,444
United Parcel Service, Inc., Class B (A)	2,400	489,264
Vail Resorts, Inc. (C)	1,168	379,787
Verizon Communications, Inc. (A)	19,100	1,103,789
Watsco, Inc. (A)	2,000	585,720
WEC Energy Group, Inc. (A)	5,381	522,872

	Yield (%)	Shares	Value
Short-term investments 1.9%			$1,356,585
(Cost $1,356,585)
Short-term funds 1.0%			712,585
State Street Institutional Treasury Money Market Fund, Premier Class	0.0060(D)	712,585	712,585

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	7

	Par value^	Value
Repurchase agreement 0.9%		644,000

Repurchase Agreement with State Street Corp. dated 4-30-21 at 0.000% to be repurchased at $644,000 on 5-3-21, collateralized by $657,500 U.S. Treasury Notes, 0.125% due 4-30-23 (valued at $656,935)	644,000	644,000

Total investments (Cost $69,735,799) 100.0%	$73,311,877
Other assets and liabilities, net 0.0%	21,540
Total net assets 100.0%	$73,333,417

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 4-30-21 was $25,274,962.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 4-30-21.
8	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Dow Jones Industrial Average Index	USD	350.00	May 2021	180	18,000	$18,595	$(21,960)
Exchange-traded	S&P 500 Index	USD	4,200.00	May 2021	4	400	8,917	(7,940)
Exchange-traded	S&P 500 Index	USD	4,250.00	May 2021	5	500	13,696	(6,575)
Exchange-traded	S&P 500 Index	USD	4,205.00	May 2021	5	500	17,517	(21,800)
Exchange-traded	S&P 500 Index	USD	4,250.00	May 2021	5	500	14,996	(14,996)
Exchange-traded	S&P 500 Index	USD	4,290.00	Jun 2021	27	2,700	41,477	(104,355)
Exchange-traded	S&P 500 Index	USD	4,510.00	Jul 2021	6	600	9,175	(6,450)
Exchange-traded	S&P 500 Index	USD	4,460.00	Jul 2021	19	1,900	27,725	(31,255)
							$152,098	$(215,331)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $82,327,572. Net unrealized depreciation aggregated to $9,231,026, of which $4,400,889 related to gross unrealized appreciation and $13,631,915 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $69,735,799)	$73,311,877
Cash	994
Foreign currency, at value (Cost $18,979)	18,955
Dividends and interest receivable	897,769
Receivable for investments sold	1,865,169
Other assets	69,526
Total assets	76,164,290
Liabilities
Written options, at value (Premiums received $152,098)	215,331
Payable for investments purchased	2,524,638
Payable to affiliates
Accounting and legal services fees	3,939
Trustees' fees	43
Other liabilities and accrued expenses	86,922
Total liabilities	2,830,873
Net assets	$73,333,417
Net assets consist of
Paid-in capital	$102,017,749
Total distributable earnings (loss)	(28,684,332)
Net assets	$73,333,417

Net asset value per share
Based on 10,913,503 shares of beneficial interest outstanding - unlimited number of shares authorized with $0.01 par value	$6.72
10	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-21 (unaudited)

Investment income
Dividends	$2,376,026
Interest	25
Less foreign taxes withheld	(144,563)
Total investment income	2,231,488
Expenses
Investment management fees	334,131
Accounting and legal services fees	7,005
Transfer agent fees	9,707
Trustees' fees	35,843
Custodian fees	19,588
Printing and postage	27,013
Professional fees	48,055
Stock exchange listing fees	11,505
Other	5,002
Total expenses	497,849
Less expense reductions	(2,934)
Net expenses	494,915
Net investment income	1,736,573
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,320,078
Written options	(1,242,843)
6,077,235
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,328,164
Written options	(417,859)
5,910,305
Net realized and unrealized gain	11,987,540
Increase in net assets from operations	$13,724,113
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$1,736,573	$3,883,615
Net realized gain (loss)	6,077,235	(12,322,760)
Change in net unrealized appreciation (depreciation)	5,910,305	(4,594,660)
Increase (decrease) in net assets resulting from operations	13,724,113	(13,033,805)
Distributions to shareholders
From earnings	(3,492,321)[1]	(3,867,161)
From tax return of capital	—	(3,117,481)
Total distributions	(3,492,321)	(6,984,642)
Fund share transactions
Repurchased	—	(173,757)
Total increase (decrease)	10,231,792	(20,192,204)
Net assets
Beginning of period	63,101,625	83,293,829
End of period	$73,333,417	$63,101,625
Share activity
Shares outstanding
Beginning of period	10,913,503	10,938,436
Shares repurchased	—	(24,933)
End of period	10,913,503	10,913,503

[1]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
12	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$5.78	$7.61	$7.63	$8.90	$8.77	$10.07
Net investment income[2]	0.16	0.36	0.42	0.41	0.44	0.52
Net realized and unrealized gain (loss) on investments	1.10	(1.55)	0.19	(0.86)	0.66	(0.57)
Total from investment operations	1.26	(1.19)	0.61	(0.45)	1.10	(0.05)
Less distributions
From net investment income	(0.32)[3]	(0.35)	(0.42)	(0.41)	(0.44)	(0.52)
From tax return of capital	—	(0.29)	(0.22)	(0.41)	(0.54)	(0.76)
Total distributions	(0.32)	(0.64)	(0.64)	(0.82)	(0.98)	(1.28)
Anti-dilutive impact of repurchase plan	—	—[4,5]	0.01[5]	—	—	—
Anti-dilutive impact of shelf offering	—	—	—	—	0.01	0.03
Net asset value, end of period	$6.72	$5.78	$7.61	$7.63	$8.90	$8.77
Per share market value, end of period	$6.35	$4.75	$6.93	$6.91	$8.97	$10.35
Total return at net asset value (%)[6,7]	22.59[8]	(14.79)	9.45	(5.45)	12.95	(1.28)
Total return at market value (%)[6]	40.96[8]	(23.10)	10.06	(15.04)	(3.54)	23.37
Ratios and supplemental data
Net assets, end of period (in millions)	$73	$63	$83	$84	$98	$96
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42[9]	1.32	1.35	1.35	1.32	1.32
Expenses including reductions	1.41[9]	1.31	1.34	1.34	1.31	1.32
Net investment income	4.94[9]	5.43	5.60	4.90	4.96	5.60
Portfolio turnover (%)	153	301	260	208	220	253

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
[4]	Less than $0.005 per share.
[5]	The repurchase plan was completed at an average repurchase price of $6.97 for 24,933 shares and $6.80 for 106,001 shares for the periods ended 10-31-20 and 10-31-19, respectively.
[6]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	13

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Tax-Advantaged Global Shareholder Yield Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
In 2012, 2015 and 2018, the fund filed registration statements with the Securities and Exchange Commission (SEC), registering and/or carrying forward 1,200,000, 1,500,000 and 1,000,000 common shares, respectively,through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund’s net asset value (NAV) per common share.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs,
14	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$5,884,237	$5,884,237	—	—
France	3,848,240	—	$3,848,240	—
Germany	6,443,803	—	6,443,803	—
Ireland	379,668	379,668	—	—
Italy	2,360,488	—	2,360,488	—
Japan	2,009,126	—	2,009,126	—
Norway	817,844	—	817,844	—
Singapore	444,171	—	444,171	—
South Korea	1,184,345	—	1,184,345	—
Spain	394,590	—	394,590	—
Switzerland	1,726,813	—	1,726,813	—
Taiwan	1,214,096	1,214,096	—	—
United Kingdom	5,160,655	1,174,691	3,985,964	—
United States	40,087,216	40,087,216	—	—
Short-term investments	1,356,585	712,585	644,000	—
Total investments in securities	$73,311,877	$49,452,493	$23,859,384	—
Derivatives:
Liabilities
Written options	$(215,331)	$(215,331)	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	15

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
16	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2020, the fund has a long-term capital loss carryforward of $23,447,717 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	17

premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.
During the six months ended April 30, 2021, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The fund held written option contracts with market values ranging from $167,000 to $215,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Written options, at value	Written options	—	$(215,331)
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Written options
Equity	$(1,242,843)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Written options
Equity	$(417,859)
18	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering of the fund.The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to 0.95% of the fund’s average daily managed assets. The Advisor has subadvisory agreements with Epoch Investment Partners, Inc. and Wells Capital Management, respectively. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $2,934 for the six months ended April 30, 2021.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.94% of the fund's average daily managed net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily managed net assets.
Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1.00% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2021 and the year ended October 31, 2020, there was no compensation paid to the Distributor. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	19

Note 6—Fund share transactions
In December 31, 2018, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2021 and December 31, 2021, up to 10% of its outstanding common shares as of December 31, 2020. The current share repurchase plan will remain in effect between January 1, 2021 and December 31, 2021.
During the six months ended April 30, 2021, the fund had no activity under the repurchase program. During the year ended October 31, 2020, the fund repurchased 0.23% of common shares. The weighted average discount per share on the repurchase amounted to 9.37% for the year ended October 31, 2020. Shares repurchased and corresponding dollar amounts are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases are included on the Financial highlights.
Transactions in common shares, if any, are presented in the Statements of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $207,613 have been prepaid by the fund. As of April 30, 2021, $160,763 has been deducted from proceeds of shares issued and the remaining $46,850 is included in Other assets on the Statement of assets and liabilities.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $104,951,053 and $108,230,153, respectively, for the six months ended April 30, 2021.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
20	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
Investment objective and policy
The fund is a diversified, closed-end management investment company, common shares of which were initially offered to the public in 2007. The fund’s investment objective is to provide total return consisting of a high level of current income and gains and long term capital appreciation. In pursuing its investment objective of total return, the fund will seek to emphasize high current income. The fund will seek to achieve favorable after-tax returns for its shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund. Under normal market conditions, the fund will invest at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund also intends to write (sell) call options on a variety of both U.S. and non-U.S. broad-based indices.
Dividends and distributions
During the six months ended April 30, 2021, distributions from net investment income totaling $0.3200 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
December 31, 2020	$0.1600
March 31, 2021	0.1600
Total	$0.3200
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 505000
Louisville, KY 40233
Registered or Overnight Mail:
Computershare
462 South 4th Street, Suite 1600
Louisville, KY 40202
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	21

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Tuesday, February 16, 2021. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 16, 2021.
For a term to expire in 2024:
Proposal: To elect four (4) Trustees (Charles L. Bardelis, Peter S. Burgess, Marianne Harrison, and Frances G. Rathke) to serve for a three-year term ending at the 2024 Annual Meeting of Shareholders.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	7,716,899.000	1,281,831.000
Peter S. Burgess	7,722,990.000	1,275,740.000
Frances G. Rathke	7,720,858.000	1,277,872.000

Non-Independent Trustee
Marianne Harrison	7,707,265.000	1,291,465.000
Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: Andrew G. Arnott, James R. Boyle, William H. Cunningham, Grace K. Fey, Deborah C. Jackson, Hassell H. McClellan, James M. Oates*, Steven R. Pruchansky, and Gregory A. Russo.
*Mr. Oates retired as Trustee effective April 30, 2021.
22	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Epoch Investment Partners, Inc. (Epoch)
Wells Capital Management Incorporated (WellsCap)
Portfolio Managers
The Investment Team at Epoch and WellsCap

Distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: HTY

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O.Box 505000 Louisville, KY 40233	Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202
SEMIANNUAL REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	23

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
MF1640024	P14SA 4/21
6/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    (a)Not applicable.

 (b)

			Total number of	Maximum number of
	Total number of	Average price per	shares purchased	shares that may yet
			as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans*
Nov-20	-	-	-	1,091,350

Dec-20	-	-	-	1,091,350
Jan-21	-	-	-	1,091,350
Feb-21	-	-	-	1,091,350
Mar-21	-	-	-	1,091,350
Apr-21	-	-	-	1,091,350
Total	-	-

*In December 2018, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed by the Board    of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding                 common shares as of December 31, 2020. The current share plan will remain in effect between January 1, 2021 and December 31,            2021.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

(c)(2) Registrant's notice to shareholders pursuant to Registrant's exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant's Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 23, 2021
By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 23, 2021